Income Taxes Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current tax expense (benefit)
Federal	$ (66)	$ (30)	$ 0
State	29	2	6
Puerto Rico	(10)	17	38
Total current tax expense (benefit)	(47)	(11)	44
Deferred tax expense (benefit)
Federal	804	281	79
State	96	(37)	40
Puerto Rico	14	12	3
Total deferred tax expense	914	256	122
Total income tax expense	$ 867	$ 245	$ 166